Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
	Summary		Summary	Average
	Compensation	Compensation	Compensation	Compensation
	Total	Actually Paid	Total for	Actually paid to	Value of Initial Fixed $100			GAAP
	for CEO (1)	To CEO	Other NEOs (1)	Other NEOs	Investment Based On:		Net Income	Combined
Year	($)	(1), (2), (3) ($)	($)	(1), (2), (3) ($)	TSR	Peer Group (4)	($) (in millions)	Ratio (5)
2024	3,679,625	3,274,933	1,223,190	1,295,394	113.3	103.0	70.7	101.1%
2023	1,962,783	664,623	831,208	277,912	94.7	112.2	18.9	107.7%
2022	2,753,190	2,521,325	1,100,348	997,797	103.9	92.1	46.6	97.2%
2021	3,236,556	3,644,065	1,245,166	1,436,698	100.8	88.5	130.7	93.0%
2020	3,450,570	3,483,962	1,228,044	1,245,348	88.3	98.5	138.2	87.1%
1.	George M. Murphy was our CEO for each year presented. The individuals comprising the Other NEOs for years 2020-2023 presented were James D. Berry, Paul J. Narciso, Stephen A. Varga, and Christopher T. Whitford. The individuals comprising the Other NEOs for the year 2024 were John P. Drago, Paul J. Narciso, Stephen A. Varga, and Christopher T. Whitford, as James D. Berry retired effective July 1, 2024.
2.	The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s CEO or Other NEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as described in footnote 3 below.

3.	CAP reflects the exclusions and inclusions of certain amounts for the CEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table for the listed year.

	Summary	Exclusion of	Inclusion of	Compensation
	Compensation	Stock Awards for	Equity Values	Actually Paid To
	Total for CEO	CEO	for CEO	CEO
Year	($)	($)	($)	($)
2024	3,679,625	(1,100,000)	695,308	3,274,933
2023	1,962,783	(1,000,000)	(298,160)	664,623
2022	2,753,190	(900,000)	668,135	2,521,325
2021	3,236,556	(800,000)	1,207,509	3,644,065
2020	3,450,570	(800,000)	833,392	3,483,962

	Average	Average	Average
	Summary	Exclusion of	Inclusion of	Average
	Compensation	Stock Awards	Equity Values	Compensation
	Total for	for	for	Actually Paid
	Other NEOs	Other NEOs	Other NEOs	to Other NEOs
Year	($)	($)	($)	($)
2024	1,223,190	(187,500)	259,704	1,295,394
2023	831,208	(381,250)	(172,046)	277,912
2022	1,100,348	(375,000)	272,449	997,797
2021	1,245,166	(381,250)	572,782	1,436,698
2020	1,228,044	(356,250)	373,554	1,245,348

	Year-End			Change In
	Fair Value			Fair Value
	Of Equity	Change In		From Last Day
	Awards	Fair Value	Vesting Date	Of Prior Year
	Granted	From Last Day	Fair Value Of	To Vesting	Fair Value At
	During Year	Of Prior Year	Equity Awards	Date Of	Last Day Of
	That Remained	To Last Day Of	Granted	Unvested	Prior Year Of
	Unvested	Year Of	During Year	Equity Awards	Equity Awards	Total
	As Of Last Day	Unvested	That Vested	That Vested	Forfeited	Inclusion of
	Of Year For	Equity Awards	During Year	During Year	During Year	Equity Values
	CEO	For CEO	For CEO	For CEO	For CEO	for CEO
Year	($)	($)	($)	($)	($)	($)
2024	835,206	62,010	-	(201,907)	-	695,308
2023	513,326	(716,501)	-	(94,985)	-	(298,160)
2022	868,509	(116,686)	-	(83,688)	-	668,135
2021	1,142,299	88,148	-	(22,938)	-	1,207,509
2020	886,473	(49,946)	-	(3,135)	-	833,392

Average
	Year-End			Average Change
	Fair Value Of	Average Change	Average	In Fair Value
	Equity Awards	In Fair Value	Vesting Date	From Last Day	Average
	Granted During	From Last Day	Fair Value	Of Prior Year	Fair Value
	Year That	Of Prior Year	Of Equity Awards	To Vesting Date	At Last Day Of	Total -
	Remained	To Last Day	Granted During	Of Unvested	Prior Year Of	Average
	Unvested As Of	Of Year Of	Year That Vested	Equity Awards	Equity Awards	Inclusion Of
	Last Day	Unvested Equity	During Year	That Vested	Forfeited	Equity Values
	Of Year For	Awards For	For	During Year For	During Year For	For
	Other NEOs	Other NEOs	Other NEOs	Other NEOs	Other NEOs	Other NEOs
Year	($)	($)	($)	($)	($)	($)
2024	303,737	27,162	-	(71,195)	-	259,704
2023	195,697	(325,494)	-	(42,249)	-	(172,046)
2022	361,820	(55,434)	-	(33,937)	-	272,449
2021	544,437	37,131	-	(8,786)	-	572,782
2020	394,797	(19,870)	-	(1,373)	-	373,554

4.	The Insurance Peer Group TSR set forth in this table utilizes a peer group comprised of seven selected property & casualty insurance companies as used in our stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. The Compensation Peer Group consists of Donegal Group, Inc., Erie Indemnity Company, Horace Mann Educators Corporation, The Hanover Insurance Group, Inc., Mercury General Corp., Selective Insurance Group, Inc., and United Fire Group. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the peer group, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the peer group. Historical stock performance is not necessarily indicative of future stock performance. This Insurance Peer Group TSR is not the same group as the Performance Peer Financials Group used by the Committee to determine performance-based compensation awards or the Compensation Peer Group used by the Committee as a reference for compensation program design. See Compensation of Named Executive Officers, Compensation Discussion and Analysis, Benchmarking and Peer Group beginning on Page 27 for more information about the Committee's selection and use of these Peer Groups in making compensation decisions.
5.	For 2024, we determined Combined Ratio to be the most important financial performance measure used to link company performance to CAP for our CEO and Other NEOs in 2024 and 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Combined Ratio
Named Executive Officers, Footnote
1.	George M. Murphy was our CEO for each year presented. The individuals comprising the Other NEOs for years 2020-2023 presented were James D. Berry, Paul J. Narciso, Stephen A. Varga, and Christopher T. Whitford. The individuals comprising the Other NEOs for the year 2024 were John P. Drago, Paul J. Narciso, Stephen A. Varga, and Christopher T. Whitford, as James D. Berry retired effective July 1, 2024.

Peer Group Issuers, Footnote
4.	The Insurance Peer Group TSR set forth in this table utilizes a peer group comprised of seven selected property & casualty insurance companies as used in our stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. The Compensation Peer Group consists of Donegal Group, Inc., Erie Indemnity Company, Horace Mann Educators Corporation, The Hanover Insurance Group, Inc., Mercury General Corp., Selective Insurance Group, Inc., and United Fire Group. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the peer group, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the peer group. Historical stock performance is not necessarily indicative of future stock performance. This Insurance Peer Group TSR is not the same group as the Performance Peer Financials Group used by the Committee to determine performance-based compensation awards or the Compensation Peer Group used by the Committee as a reference for compensation program design. See Compensation of Named Executive Officers, Compensation Discussion and Analysis, Benchmarking and Peer Group beginning on Page 27 for more information about the Committee's selection and use of these Peer Groups in making compensation decisions.

PEO Total Compensation Amount	$ 3,679,625	$ 1,962,783	$ 2,753,190	$ 3,236,556	$ 3,450,570
PEO Actually Paid Compensation Amount	$ 3,274,933	664,623	2,521,325	3,644,065	3,483,962
Adjustment To PEO Compensation, Footnote

3.	CAP reflects the exclusions and inclusions of certain amounts for the CEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table for the listed year.

	Summary	Exclusion of	Inclusion of	Compensation
	Compensation	Stock Awards for	Equity Values	Actually Paid To
	Total for CEO	CEO	for CEO	CEO
Year	($)	($)	($)	($)
2024	3,679,625	(1,100,000)	695,308	3,274,933
2023	1,962,783	(1,000,000)	(298,160)	664,623
2022	2,753,190	(900,000)	668,135	2,521,325
2021	3,236,556	(800,000)	1,207,509	3,644,065
2020	3,450,570	(800,000)	833,392	3,483,962

	Year-End			Change In
	Fair Value			Fair Value
	Of Equity	Change In		From Last Day
	Awards	Fair Value	Vesting Date	Of Prior Year
	Granted	From Last Day	Fair Value Of	To Vesting	Fair Value At
	During Year	Of Prior Year	Equity Awards	Date Of	Last Day Of
	That Remained	To Last Day Of	Granted	Unvested	Prior Year Of
	Unvested	Year Of	During Year	Equity Awards	Equity Awards	Total
	As Of Last Day	Unvested	That Vested	That Vested	Forfeited	Inclusion of
	Of Year For	Equity Awards	During Year	During Year	During Year	Equity Values
	CEO	For CEO	For CEO	For CEO	For CEO	for CEO
Year	($)	($)	($)	($)	($)	($)
2024	835,206	62,010	-	(201,907)	-	695,308
2023	513,326	(716,501)	-	(94,985)	-	(298,160)
2022	868,509	(116,686)	-	(83,688)	-	668,135
2021	1,142,299	88,148	-	(22,938)	-	1,207,509
2020	886,473	(49,946)	-	(3,135)	-	833,392

Non-PEO NEO Average Total Compensation Amount	$ 1,223,190	831,208	1,100,348	1,245,166	1,228,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,295,394	277,912	997,797	1,436,698	1,245,348
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects the exclusions and inclusions of certain amounts for the CEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table for the listed year.

	Average	Average	Average
	Summary	Exclusion of	Inclusion of	Average
	Compensation	Stock Awards	Equity Values	Compensation
	Total for	for	for	Actually Paid
	Other NEOs	Other NEOs	Other NEOs	to Other NEOs
Year	($)	($)	($)	($)
2024	1,223,190	(187,500)	259,704	1,295,394
2023	831,208	(381,250)	(172,046)	277,912
2022	1,100,348	(375,000)	272,449	997,797
2021	1,245,166	(381,250)	572,782	1,436,698
2020	1,228,044	(356,250)	373,554	1,245,348

Average
	Year-End			Average Change
	Fair Value Of	Average Change	Average	In Fair Value
	Equity Awards	In Fair Value	Vesting Date	From Last Day	Average
	Granted During	From Last Day	Fair Value	Of Prior Year	Fair Value
	Year That	Of Prior Year	Of Equity Awards	To Vesting Date	At Last Day Of	Total -
	Remained	To Last Day	Granted During	Of Unvested	Prior Year Of	Average
	Unvested As Of	Of Year Of	Year That Vested	Equity Awards	Equity Awards	Inclusion Of
	Last Day	Unvested Equity	During Year	That Vested	Forfeited	Equity Values
	Of Year For	Awards For	For	During Year For	During Year For	For
	Other NEOs	Other NEOs	Other NEOs	Other NEOs	Other NEOs	Other NEOs
Year	($)	($)	($)	($)	($)	($)
2024	303,737	27,162	-	(71,195)	-	259,704
2023	195,697	(325,494)	-	(42,249)	-	(172,046)
2022	361,820	(55,434)	-	(33,937)	-	272,449
2021	544,437	37,131	-	(8,786)	-	572,782
2020	394,797	(19,870)	-	(1,373)	-	373,554

Compensation Actually Paid vs. Total Shareholder Return

CAP and Cumulative TSR

As shown in the charts below, the CEO and Other NEOs’ CAP amounts are aligned with the Company’s TSR. This is due primarily to the company's use of equity incentives, which are tied directly to stock price in addition to the company’s financial performance. As described in more detail in Compensation of Named Executive Officers, Compensation Discussion and Analysis, Long-Term Incentive beginning on Page 25, the Committee selected 3-year TSR relative to the Performance Peer Group as the performance objective for performance-based restricted stock awards that were granted in the listed years. The same measure also applied to performance-based restricted stock awards that vested during the listed years.

Compensation Actually Paid vs. Net Income

CAP and Net Income

As shown in the charts below, the Company’s net income has varied significantly in the years presented. This is due in large part to the inclusion of the change in fair value in our equity portfolio in the net income calculation in accordance with FASB, Accounting Standards Update (ASU) 2016-01, Financial Instruments - Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities. Stock market volatility throughout the period also affected the valuations of outstanding equity incentives.

Compensation Actually Paid vs. Company Selected Measure

CAP and Combined Ratio

The charts below show the CEO and Other NEOs’ CAP amounts compared to the company's Combined Ratio. As described in more detail in Compensation of Named Executive Officers, Compensation Discussion and Analysis, beginning on Page 18, the committee selected Combined Ratio relative to the Performance Peer Group targets as the performance objective for long-term incentive compensation awards that were granted in the listed years.

Total Shareholder Return Vs Peer Group

CAP and Cumulative TSR

As shown in the charts below, the CEO and Other NEOs’ CAP amounts are aligned with the Company’s TSR. This is due primarily to the company's use of equity incentives, which are tied directly to stock price in addition to the company’s financial performance. As described in more detail in Compensation of Named Executive Officers, Compensation Discussion and Analysis, Long-Term Incentive beginning on Page 25, the Committee selected 3-year TSR relative to the Performance Peer Group as the performance objective for performance-based restricted stock awards that were granted in the listed years. The same measure also applied to performance-based restricted stock awards that vested during the listed years.

Tabular List, Table

The principal financial metrics that we use to link compensation actually paid to our performance for 2024, are as follows:

Financial Performance Measures
Earnings Before Interest, Taxes, Changes in Unrealized Gains and Losses on Equity Securities and Credit Loss Expense
Combined Ratio
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 113.3	94.7	103.9	100.8	88.3
Peer Group Total Shareholder Return Amount	103	112.2	92.1	88.5	98.5
Net Income (Loss)	$ 70,700,000	$ 18,900,000	$ 46,600,000	$ 130,700,000	$ 138,200,000
Company Selected Measure Amount	101.1	107.7	97.2	93	87.1
PEO Name	George M. Murphy
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Before Interest
Measure:: 2
Pay vs Performance Disclosure
Name	Taxes
Measure:: 3
Pay vs Performance Disclosure
Name	Changes in Unrealized Gains and Losses on Equity Securities and Credit Loss Expense
Measure:: 4
Pay vs Performance Disclosure
Name	Combined Ratio
Non-GAAP Measure Description
5.	For 2024, we determined Combined Ratio to be the most important financial performance measure used to link company performance to CAP for our CEO and Other NEOs in 2024 and 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,100,000)	$ (1,000,000)	$ (900,000)	$ (800,000)	$ (800,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	695,308	(298,160)	668,135	1,207,509	833,392
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	835,206	513,326	868,509	1,142,299	886,473
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,010	(716,501)	(116,686)	88,148	(49,946)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(201,907)	(94,985)	(83,688)	(22,938)	(3,135)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	259,704	(172,046)	272,449	572,782	373,554
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(187,500)	(381,250)	(375,000)	(381,250)	(356,250)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	259,704	(172,046)	272,449	572,782	373,554
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	303,737	195,697	361,820	544,437	394,797
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,162	(325,494)	(55,434)	37,131	(19,870)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (71,195)	$ (42,249)	$ (33,937)	$ (8,786)	$ (1,373)